Accounting policies - Impact of for Configuration and Customisation Costs and Restatement (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity	£ (4,160.4)	£ (4,069.0)	£ (5,050.1)	£ (8,297.3)
Adjustment to corporate income tax recoverable	(107.1)	(90.4)
Adjustment to corporate income tax payable	422.0	386.2
Adjustment to income tax expense	£ 384.4	£ 230.1	£ 127.1
Adjustment to basic earnings per share (sterling per share)	£ 0.622	£ 0.534	£ (2.430)
Adjustment to diluted earnings per share (sterling per share)	£ 0.612	£ 0.525	£ (2.430)
Retained earnings
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity	£ (3,759.7)	£ (4,367.3)	£ (4,959.2)	(8,576.2)
Other reserves
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity	£ (285.2)	£ 335.9	£ (191.2)	£ 174.7